Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Long-term debt is as follows:

	MARCH 31, 2022				DECEMBER 31, 2021
	DEBT (INCLUSIVE OF DISCOUNT)	UNAMORTIZED DEFERRED FINANCING COSTS	CARRYING AMOUNT	FAIR VALUE	DEBT (INCLUSIVE OF DISCOUNT)	UNAMORTIZED DEFERRED FINANCING COSTS	CARRYING AMOUNT	FAIR VALUE
Revolving Credit Facility	$650,000	$(10,096)	$639,904	$650,000	$—	$(5,174)	$(5,174)	$—
Term Loan A	250,000	—	250,000	250,000	203,125	—	203,125	203,125
Term Loan B	671,153	(4,683)	666,470	672,000	672,847	(4,995)	667,852	675,500
Australian Dollar Term Loan (the “AUD Term Loan”)	226,517	(517)	226,000	229,130	223,182	(656)	222,526	223,530
UK Bilateral Revolving Credit Facility (the “UK Bilateral Facility”)	183,870	(525)	183,345	183,870	189,168	(709)	188,459	189,168
3 7/8% GBP Senior Notes due 2025 (the “GBP Notes”)	525,342	(3,554)	521,788	521,560	540,481	(3,912)	536,569	542,508
4 7/8% Senior Notes due 2027 (the “4 7/8% Notes due 2027”)(1)	1,000,000	(7,821)	992,179	987,500	1,000,000	(8,176)	991,824	1,030,000
5 1/4% Senior Notes due 2028 (the “5 1/4% Notes due 2028”)(1)	825,000	(7,085)	817,915	814,688	825,000	(7,380)	817,620	862,125
5% Senior Notes due 2028 (the “5% Notes due 2028”)(1)	500,000	(4,582)	495,418	485,000	500,000	(4,763)	495,237	513,750
4 7/8% Senior Notes due 2029 (the “4 7/8% Notes due 2029”)(1)	1,000,000	(10,849)	989,151	950,000	1,000,000	(11,211)	988,789	1,022,500
5 1/4% Senior Notes due 2030 (the “5 1/4 Notes due 2030”)(1)	1,300,000	(12,535)	1,287,465	1,261,000	1,300,000	(12,911)	1,287,089	1,355,250
4 1/2% Senior Notes due 2031 (the “4 1/2% Notes”)(1)	1,100,000	(11,093)	1,088,907	1,009,250	1,100,000	(11,404)	1,088,596	1,094,500
5% Senior Notes due 2032 (the “5% Notes due 2032”)	750,000	(13,499)	736,501	705,000	750,000	(13,782)	736,218	767,813
5 5/8% Senior Notes due 2032 (the “5 5/8% Notes”)(1)	600,000	(6,001)	593,999	590,250	600,000	(6,147)	593,853	637,500
Real Estate Mortgages, Financing Lease Liabilities and Other	446,394	(795)	445,599	446,394	460,648	(840)	459,808	460,648
Accounts Receivable Securitization Program	300,000	(450)	299,550	300,000	—	(450)	(450)	—
Total Long-term Debt	10,328,276	(94,085)	10,234,191		9,364,451	(92,510)	9,271,941
Less Current Portion	(91,180)	—	(91,180)		(310,084)	656	(309,428)
Long-term Debt, Net of Current Portion	$10,237,096	$(94,085)	$10,143,011		$9,054,367	$(91,854)	$8,962,513
(1) Collectively, the “Parent Notes”.
See Note 7 to Notes to Consolidated Financial Statements included in Exhibit 99.1 to this Current Report for additional information regarding our long-term debt, including the direct obligors of each of our debt instruments as well as information regarding the fair value of our debt instruments (including the levels of the fair value hierarchy used to determine the fair value of our debt instruments). The levels of the fair value hierarchy used to determine the fair value of our debt as of March 31, 2022 are consistent with the levels of the fair value hierarchy used to determine the fair value of our debt as of December 31, 2021 (which are disclosed in Exhibit 99.1 to this Current Report).
CREDIT AGREEMENT
Our credit agreement (the “Credit Agreement”) consists of a revolving credit facility (the “Revolving Credit Facility”), a term loan A (the “Term Loan A”) and a term loan B (the “Term Loan B”). On March 18, 2022, we entered into an amendment to the Credit Agreement, which included the following changes:
(i) extended the maturity date of the Revolving Credit Facility and Term Loan A from June 3, 2023 to March 18, 2027;
(ii) refinanced and increased the borrowing capacity that IMI and certain of its United States and foreign subsidiaries are able to borrow under the Revolving Credit Facility from $1,750,000 to $2,250,000;
(iii) refinanced the existing Term Loan A with a new $250,000 Term Loan A; and
(iv) increased the net total lease adjusted leverage ratio maximum allowable from 6.5x to 7.0x and removed the net secured lease adjusted leverage ratio requirement.
On March 18, 2022, we borrowed the full amount of the Term Loan A. As of March 31, 2022, we had $650,000, $250,000 and $672,000 of outstanding borrowings under the Revolving Credit Facility, Term Loan A and Term Loan B, respectively. In addition, we also had various outstanding letters of credit totaling $3,056. The remaining amount available for borrowing under the Revolving Credit Facility as of March 31, 2022 was $1,596,944 (which represents the maximum availability as of such date). Additionally, the Credit Agreement permits us to incur incremental indebtedness thereunder by adding new term loans or revolving loans or by increasing the principal amount of any existing loans thereunder, subject to a cap contained therein.
The average interest rate in effect under the Credit Agreement was 2.2% and 1.9% as of March 31, 2022 and December 31, 2021, respectively.

REVOLVING CREDIT FACILITY $2,250,000	TERM LOAN A $250,000	TERM LOAN B $700,000
Outstanding borrowings $650,000	Aggregate outstanding principal amount $250,000	Aggregate outstanding principal amount $672,000

2.2% Interest rate	2.1% Interest rate	2.9% Interest rate
As of March 31, 2022	As of March 31, 2022	As of March 31, 2022

AUSTRALIAN DOLLAR TERM LOAN
On March 18, 2022, Iron Mountain Australia Group Pty, Ltd. (“IM Australia”), a wholly owned subsidiary of IMI, amended its AUD Term Loan to (i) extend the maturity date from September 22, 2022 to September 30, 2026 and (ii) decrease the interest rate from BBSY (an Australian benchmark variable interest rate) plus 3.875% to BBSY plus 3.625%. All other terms of the AUD Term Loan remain consistent with what was disclosed in Note 7 to Notes to Consolidated Financial Statements included in Exhibit 99.1 to this Current Report.
The interest rate in effect under the AUD Term Loan was 3.9% and 4.0% as of March 31, 2022 and December 31, 2021, respectively.
OUTSTANDING BORROWINGS AU$305,889 INTEREST RATE 3.9% As of March 31, 2022

CASH POOLING
We currently utilize four separate cash pooling arrangements. We utilize two separate cash pooling arrangements with Bank Mendes Gans (“BMG”), one of which we utilize to manage global liquidity requirements for our qualified REIT subsidiaries ("QRS”) (the “BMG QRS Cash Pool”) and the other for our TRSs (the “BMG TRS Cash Pool”). We utilize two separate cash pooling arrangements with JP Morgan Chase Bank, N.A. (“JPM”), one of which we utilize to manage global liquidity requirements for our QRSs in the Asia Pacific region (the “JPM QRS Cash Pool”) and the other for our TRSs in the Asia Pacific region (the “JPM TRS Cash Pool”) (collectively, the “JPM Cash Pools”).
The approximate amount of the net cash position for our cash pools and the approximate amount of the gross position and outstanding debit balances for each of these pools as of March 31, 2022 and December 31, 2021 are as follows:

	MARCH 31, 2022			DECEMBER 31, 2021
	GROSS CASH POSITION	OUTSTANDING DEBIT BALANCES	NET CASH POSITION	GROSS CASH POSITION	OUTSTANDING DEBIT BALANCES	NET CASH POSITION
BMG QRS Cash Pool	$554,600	$(553,100)	$1,500	$552,900	$(552,100)	$800
BMG TRS Cash Pool	552,900	(551,700)	1,200	606,000	(603,900)	2,100
JPM QRS Cash Pool	13,600	(13,500)	100	9,400	(9,200)	200
JPM TRS Cash Pool	17,000	(16,600)	400	12,000	(9,900)	2,100
The net cash position balances as of March 31, 2022 and December 31, 2021 are reflected as cash and cash equivalents in our Condensed Consolidated Balance Sheets.
LETTERS OF CREDIT
As of March 31, 2022, we had outstanding letters of credit totaling $36,498,of which $3,056 reduce our borrowing capacity under the Revolving Credit Facility (as described above). The letters of credit expire at various dates between April 2022 and January 2033.
DEBT COVENANTS
The Credit Agreement, our bond indentures and other agreements governing our indebtedness contain certain restrictive financial and operating covenants, including covenants that restrict our ability to complete acquisitions, pay cash dividends, incur indebtedness, make investments, sell assets and take other specified corporate actions. The covenants do not contain a rating trigger. Therefore, a change in our debt rating would not trigger a default under the Credit Agreement, our bond indentures or other agreements governing our indebtedness. The Credit Agreement requires that we satisfy a fixed charge coverage ratio and a net total lease adjusted leverage ratio on a quarterly basis and our bond indentures require that, among other things, we satisfy a leverage ratio (not lease adjusted) or a fixed charge coverage ratio (not lease adjusted), as a condition to taking actions such as paying dividends and incurring indebtedness.
The Credit Agreement uses earnings before interest, taxes, depreciation and amortization and rent expense (“EBITDAR”) based calculations and the bond indentures use earnings before interest, taxes, depreciation and amortization (“EBITDA”) based calculations as the primary measures of financial performance for purposes of calculating leverage and fixed charge coverage ratios. The EBITDAR- and EBITDA-based leverage calculations include our consolidated subsidiaries, other than those we have designated as “Unrestricted Subsidiaries” as defined in the Credit Agreement and bond indentures. Generally, the Credit Agreement and the bond indentures use a trailing four fiscal quarter basis for purposes of the relevant calculations and require certain adjustments and exclusions for purposes of those calculations, which make the calculation of financial performance for purposes of those calculations under the Credit Agreement and bond indentures not directly comparable to Adjusted EBITDA as presented herein. We are in compliance with our leverage and fixed charge coverage ratios under the Credit Agreement, our bond indentures and other agreements governing our indebtedness as of March 31, 2022 and December 31, 2021. Noncompliance with these leverage and fixed charge coverage ratios would have a material adverse effect on our financial condition.

Long-term debt is as follows:

	DECEMBER 31, 2021				DECEMBER 31, 2020
	DEBT (INCLUSIVE OF DISCOUNT)	UNAMORTIZED DEFERRED FINANCING COSTS	CARRYING AMOUNT	FAIR VALUE	DEBT (INCLUSIVE OF DISCOUNT)	UNAMORTIZED DEFERRED FINANCING COSTS	CARRYING AMOUNT	FAIR VALUE
Revolving Credit Facility(1)	$—	$(5,174)	$(5,174)	$—	$—	$(8,620)	$(8,620)	$—
Term Loan A(1)	203,125	—	203,125	203,125	215,625	—	215,625	215,625
Term Loan B(1)(2)	672,847	(4,995)	667,852	675,500	679,621	(6,244)	673,377	680,750
Australian Dollar Term Loan (the “AUD Term Loan”)(3)(4)	223,182	(656)	222,526	223,530	243,152	(1,624)	241,528	244,014
UK Bilateral Revolving Credit Facility(4)	189,168	(709)	188,459	189,168	191,101	(1,307)	189,794	191,101
3 7/8% GBP Senior Notes due 2025 (the “GBP Notes “)(5)(7)(8)	540,481	(3,912)	536,569	542,508	546,003	(4,983)	541,020	553,101
4 7/8% Senior Notes due 2027 (the “4 7/8% Notes due 2027”)(5)(6)(7)	1,000,000	(8,176)	991,824	1,030,000	1,000,000	(9,598)	990,402	1,046,250
5 1/4% Senior Notes due 2028 (the “5 1/4% Notes due 2028”)(5)(6)(7)	825,000	(7,380)	817,620	862,125	825,000	(8,561)	816,439	868,313
5% Senior Notes due 2028 (the “5% Notes due 2028”)(5)(6)(7)	500,000	(4,763)	495,237	513,750	500,000	(5,486)	494,514	523,125
4 7/8% Senior Notes due 2029 (the “4 7/8% Notes due 2029”)(5)(6)(7)	1,000,000	(11,211)	988,789	1,022,500	1,000,000	(12,658)	987,342	1,050,000
5 1/4% Senior Notes due 2030 (the “5 1/4% Notes due 2030”)(5)(6)(7)	1,300,000	(12,911)	1,287,089	1,355,250	1,300,000	(14,416)	1,285,584	1,400,750
4 1/2% Senior Notes due 2031 (the “4 1/2% Notes”)(5)(6)(7)	1,100,000	(11,404)	1,088,596	1,094,500	1,100,000	(12,648)	1,087,352	1,138,500
5% Senior Notes due 2032 (the “5% Notes due 2032”)(5)(7)(9)	750,000	(13,782)	736,218	767,813	—	—	—	—
5 5/8% Senior Notes due 2032 (the “5 5/8% Notes”)(5)(6)(7)	600,000	(6,147)	593,853	637,500	600,000	(6,727)	593,273	660,000
Real Estate Mortgages, Financing Lease Liabilities and Other(10)	460,648	(840)	459,808	460,648	511,922	(1,086)	510,836	511,922
Accounts Receivable Securitization Program(11)	—	(450)	(450)	—	85,000	(152)	84,848	85,000
Total Long-term Debt	9,364,451	(92,510)	9,271,941		8,797,424	(94,110)	8,703,314
Less Current Portion	(310,084)	656	(309,428)		(193,759)	—	(193,759)
Long-term Debt, Net of Current Portion	$9,054,367	$(91,854)	$8,962,513		$8,603,665	$(94,110)	$8,509,555
(1)The capital stock or other equity interests of most of our United States subsidiaries, and up to 66% of the capital stock or other equity interests of most of our first-tier foreign subsidiaries, are pledged to secure these debt instruments, together with all intercompany obligations (including promissory notes) of subsidiaries owed to us or to one of our United States subsidiary guarantors. In addition, Iron Mountain Canada Operations ULC (“Canada Company”) has pledged 66% of the capital stock of its subsidiaries, and all intercompany obligations (including promissory notes) owed to or held by it, to secure the Canadian dollar subfacility under the Revolving Credit Facility. The fair value (Level 3 of fair value hierarchy described at Note 2.o.) of these debt instruments approximates the carrying value (as borrowings under these debt instruments are based on current variable market interest rates (plus a margin that is subject to change based on our consolidated leverage ratio)), as of December 31, 2021 and 2020.
(2)The amount of debt for the Term Loan B (as defined below) reflects an unamortized original issue discount of $903 and $1,129 as of December 31, 2021 and 2020, respectively.
(3)The amount of debt for the AUD Term Loan reflects an unamortized original issue discount of $348 and $862 as of December 31, 2021 and 2020, respectively.
(4)The fair value (Level 3 of fair value hierarchy described at Note 2.o.) of this debt instrument approximates the carrying value as borrowings under this debt instrument are based on a current variable market interest rate.
(5)The fair values (Level 1 of fair value hierarchy described at Note 2.o.) of these debt instruments are based on quoted market prices for these notes on December 31, 2021 and 2020, respectively.
(6)Collectively, the “Parent Notes". IMI is the direct obligor on the Parent Notes, which are fully and unconditionally guaranteed, on a senior basis, by IMI’s direct and indirect 100% owned United States subsidiaries that represent the substantial majority of our United States operations (the “Guarantors”). These guarantees are joint and several obligations of the Guarantors. The remainder of our subsidiaries do not guarantee the Parent Notes.
(7)Collectively, the “Unregistered Notes". The Unregistered Notes have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or under the securities laws of any other jurisdiction. Unless they are registered, the Unregistered Notes may be offered only in transactions that are exempt from registration under the Securities Act or the securities laws of any other jurisdiction.
(8)Iron Mountain (UK) PLC (“IM UK”) is the direct obligor on the GBP Notes, which are fully and unconditionally guaranteed, on a senior basis, by IMI and the Guarantors. These guarantees are joint and several obligations of IMI and the Guarantors.
(9)Iron Mountain Information Management Services, Inc. (“IMIM Services”) is the direct obligor on the 5% Notes due 2032, which are fully and unconditionally guaranteed, on a senior basis, by IMI and the other Guarantors. These guarantees are joint and several obligations of IMI and such Guarantors.
(10) We believe the fair value (Level 3 of fair value hierarchy described at Note 2.o.) of this debt approximates its carrying value. This debt includes the following:

	DECEMBER 31, 2021	DECEMBER 31, 2020
Real estate mortgages(i)	$58,933	$71,673
Financing lease liabilities(ii)	356,729	366,311
Other notes and other obligations(iii)	44,986	73,938
	$460,648	$511,922
(i)Bear interest at approximately 3.6% and 3.3% at December 31, 2021 and 2020, respectively, and includes $50,000 outstanding under our Mortgage Securitization Program at both December 31, 2021 and 2020.
(ii)Bear a weighted average interest rate of 5.9% at both December 31, 2021 and 2020.
(iii)These notes and other obligations, which were assumed by us as a result of certain acquisitions bear a weighted average interest rate of 10.7% at both December 31, 2021 and 2020.
(11) The Accounts Receivable Securitization Special Purpose Subsidiaries are the obligors under this program. We believe the fair value (Level 3 of fair value hierarchy described at Note 2.o.) of this debt approximates its carrying value.
A. CREDIT AGREEMENT
Our credit agreement (the "Credit Agreement") consists of a revolving credit facility (the “Revolving Credit Facility”) and a term loan (the “Term Loan A”). The Revolving Credit Facility enables IMI and certain of its United States and foreign subsidiaries to borrow in United States dollars and (subject to sublimits) a variety of other currencies (including Canadian dollars, British pounds sterling and Euros, among other currencies) in an aggregate outstanding amount not to exceed $1,750,000. Under the Credit Agreement, we have the option to request additional commitments of up to $1,260,000, in the form of term loans or through increased commitments under the Revolving Credit Facility, subject to the conditions specified in the Credit Agreement. The Credit Agreement is scheduled to mature on June 3, 2023, at which point all obligations become due. The original principal amount of the Term Loan A was $250,000 and is to be paid in quarterly installments in an amount equal to $3,125 per quarter, with the remaining balance due on June 3, 2023. IMI and the Guarantors guarantee all obligations under the Credit Agreement. The interest rate on borrowings under the Credit Agreement varies depending on our choice of interest rate and currency options, plus an applicable margin, which varies based on our consolidated leverage ratio. Additionally, the Credit Agreement requires the payment of a commitment fee on the unused portion of the Revolving Credit Facility, which fee ranges from between 0.25% to 0.4% based on our consolidated leverage ratio and fees associated with outstanding letters of credit. As of December 31, 2021, we had no outstanding borrowings under the Revolving Credit Facility and $203,125 aggregate outstanding principal amount under the Term Loan A. At December 31, 2021, we had various outstanding letters of credit totaling $3,039 under the Revolving Credit Facility. The remaining amount available for borrowing under the Revolving Credit Facility as of December 31, 2021, which is based on IMI’s leverage ratio, the last 12 months' earnings before interest, taxes, depreciation and amortization and rent expense (“EBITDAR”), other adjustments as defined in the Credit Agreement and current external debt, was $1,746,961 (which amount represents the maximum availability as of such date). Available borrowings under the Revolving Credit Facility are subject to compliance with our indenture covenants as discussed below. The average interest rate in effect under the Revolving Credit Facility and Term Loan A was 1.9% as of both December 31, 2021 and 2020.
IMI’s wholly owned subsidiary, Iron Mountain Information Management, LLC (“IMIM”), has an incremental term loan B with a principal amount of $700,000 (the “Term Loan B”). The Term Loan B, which matures on January 2, 2026, was issued at 99.75% of par. The Term Loan B holders benefit from the same security and guarantees as other borrowings under the Credit Agreement. The Term Loan B holders also benefit from the same affirmative and negative covenants as other borrowings under the Credit Agreement; however, the Term Loan B holders are not generally entitled to the benefits of the financial covenants under the Credit Agreement.
Principal payments on the Term Loan B are to be paid in quarterly installments of $1,750 per quarter during the period June 30, 2018 through December 31, 2025, with the balance due on January 2, 2026. The Term Loan B may be prepaid without penalty at any time. The Term Loan B bears interest at a rate of LIBOR plus 1.75%. As of December 31, 2021, we had $673,750 aggregate outstanding principal amount under the Term Loan B. The interest rate in effect under Term Loan B as of December 31, 2021 and 2020 was 3.1% and 1.9%, respectively.

REVOLVING CREDIT FACILITY $1,750,000	TERM LOAN A $250,000	TERM LOAN B $700,000
Outstanding borrowings $0	Aggregate outstanding principal amount $203,125	Aggregate outstanding principal amount $673,750

N/A Interest rate	1.9% Interest rate	3.1% Interest rate
As of December 31, 2021	As of December 31, 2021	As of December 31, 2021
B. NOTES ISSUED UNDER INDENTURES
Each series of notes shown below (i) is effectively subordinated to all of our secured indebtedness, including under the Credit Agreement, to the extent of the value of the collateral securing such indebtedness, (ii) ranks pari passu in right of payment with each other and with debt outstanding under the Credit Agreement, the senior notes shown below and other “senior debt” we incur from time to time, and (iii) is structurally subordinated to all liabilities of our subsidiaries that do not guarantee such series of notes.
The key terms of our indentures are as follows:

SENIOR NOTES	AGGREGATE PRINCIPAL AMOUNT	DIRECT OBLIGOR	MATURITY DATE	CONTRACTUAL INTEREST RATE	INTEREST PAYMENTS DUE	PAR CALL DATE(1)
GBP Notes	£400,000	IM UK	November 15, 2025	3 7/8%	May 15 and November 15	November 15, 2022
4 7/8% Notes due 2027	$1,000,000	IMI	September 15, 2027	4 7/8%	March 15 and September 15	September 15, 2025
5 1/4% Notes due 2028	$825,000	IMI	March 15, 2028	5 1/4%	March 15 and September 15	March 15, 2025
5% Notes due 2028	$500,000	IMI	July 15, 2028	5%	January 15 and July 15	July 15, 2025
4 7/8% Notes due 2029	$1,000,000	IMI	September 15, 2029	4 7/8%	March 15 and September 15	September 15, 2027
5 1/4% Notes due 2030	$1,300,000	IMI	July 15, 2030	5 1/4%	January 15 and July 15	July 15, 2028
4 1/2% Notes	$1,100,000	IMI	February 15, 2031	4 1/2%	February 15 and August 15	February 15, 2029
5% Notes due 2032	$750,000	IMIM Services	July 15, 2032	5%	May 15 and November 15	July 15, 2027
5 5/8% Notes	$600,000	IMI	July 15, 2032	5 5/8%	January 15 and July 15	July 15, 2029
(1)We may redeem the notes at any time, at our option, in whole or in part. Prior to the par call date, we may redeem the notes at the redemption price or make-whole premium specified in the applicable indenture, together with accrued and unpaid interest to, but excluding, the redemption date. On or after the par call date, we may redeem the notes at a price equal to 100% of the principal amount being redeemed, together with accrued and unpaid interest to, but excluding, the redemption date.
Each of the indentures for the notes provides that we must repurchase, at the option of the holders, the notes at 101% of their principal amount, plus accrued and unpaid interest, upon the occurrence of a “Change of Control,” which is defined in each respective indenture. Except for required repurchases upon the occurrence of a Change of Control or in the event of certain asset sales, each as described in the respective indenture, we are not required to make sinking fund or redemption payments with respect to any of the notes.
DECEMBER 2021 OFFERING
On December 28, 2021, IMIM Services completed a private offering of:

SERIES OF NOTES	AGGREGATE PRINCIPAL AMOUNT
5% Notes due 2032	$750,000
The 5% Notes due 2032 were issued at 100.000% of par. The total net proceeds of approximately $737,800 from the issuance of the 5% Notes due 2032, after deducting the initial purchasers’ commissions, were used to finance the purchase price of the ITRenew Transaction, which closed on January 25, 2022, and to pay related fees and expenses. At December 31, 2021, the net proceeds from the 5% Notes due 2032 were used to temporarily repay borrowings under our Revolving Credit Facility and Accounts Receivable Securitization Program and invest in money market funds.
2020 OFFERINGS
a. JUNE 2020 OFFERINGS
On June 22, 2020, IMI completed private offerings of the following series of notes in the amounts set forth below (collectively, the "June 2020 Offerings"):

SERIES OF NOTES	AGGREGATE PRINCIPAL AMOUNT
5% Notes due 2028	$500,000
5 1/4% Notes due 2030	1,300,000
5 5/8% Notes	600,000
The 5% Notes due 2028, the 5 1/4% Notes due 2030 and the 5 5/8% Notes were issued at 100.000% of par. The total net proceeds of approximately $2,376,000 from the June 2020 Offerings, after deducting the initial purchasers’ commissions, were used to redeem all of the 4 3/8% Notes, the 6% Notes and the 5 3/4% Notes and to repay a portion of the outstanding borrowings under the Revolving Credit Facility.
On June 29, 2020, we redeemed all of the $500,000 in aggregate principal outstanding of the 4 3/8% Notes at 100.000% of par and all of the $600,000 in aggregate principal outstanding of the 6% Notes at 102.000% of par, plus, in each case, accrued and unpaid interest to, but excluding, the redemption date. We recorded a charge of $17,040 to Other (income) expense, net during the second quarter of 2020 related to the early extinguishment of this debt, representing the call premium associated with the early redemption of the 6% Notes, as well as a write-off of unamortized deferred financing costs associated with the early redemption of the 4 3/8% Notes and the 6% Notes.
On July 2, 2020, we redeemed all of the $1,000,000 in aggregate principal outstanding of the 5 3/4% Notes at 100.958% of par, plus accrued and unpaid interest to, but excluding, the redemption date. We recorded a charge of $15,310 to Other (income) expense, net during the third quarter of 2020 related to the early extinguishment of this debt, representing the call premium and write-off of unamortized deferred financing fees.
b. AUGUST 2020 OFFERING
On August 18, 2020, IMI completed a private offering of:

SERIES OF NOTES	AGGREGATE PRINCIPAL AMOUNT
4 1/2% Notes	$1,100,000
The 4 1/2% Notes were issued at 100.000% of par. The total net proceeds of approximately $1,089,000 from the issuance of the 4 1/2% Notes, after deducting the initial purchasers’ commissions, were used to redeem all of the CAD Notes, the Euro Notes, and the 5 3/8% Notes and to repay a portion of the outstanding borrowings under the Revolving Credit Facility.
On August 21, 2020, we redeemed all of the 250,000 CAD in aggregate principal outstanding of the CAD Notes at 104.031% of par, 300,000 Euro in aggregate principal outstanding of the Euro Notes at 101.500% of par and $250,000 in aggregate principal outstanding of the 5 3/8% Notes at 106.628% of par, plus, in each case accrued and unpaid interest to, but excluding, the redemption date. We recorded a charge of $35,950 to Other (income) expense, net during the third quarter of 2020 related to the early extinguishment of the CAD Notes, the Euro Notes and the 5 3/8% Notes, representing the call premiums and write off unamortized deferred financing costs associated with the early redemption of these debt instruments.
C. AUSTRALIAN DOLLAR TERM LOAN
Iron Mountain Australia Group Pty, Ltd. (“IM Australia”), a wholly owned subsidiary of IMI, has an AUD term loan with an original principal balance of 350,000 Australian dollars (“AUD Term Loan”). All indebtedness associated with the AUD Term Loan was issued at 99% of par. Principal payments on the AUD Term Loan are to be paid in quarterly installments in an aggregate amount of 8,750 Australian dollars per year. The AUD Term Loan bears interest at BBSY (an Australian benchmark variable interest rate) plus 3.875%. The AUD Term Loan is scheduled to mature on September 22, 2022, at which point all obligations become due. The full amount of the AUD Term Loan is classified within the current portion of long-term debt in our Consolidated Balance Sheet as of December 31, 2021.

As of December 31, 2021, we had 307,813 Australian dollars ($223,530 based upon the exchange rate between the United States dollar and the Australian dollar as of December 31, 2021) outstanding on the AUD Term Loan. As of December 31, 2020, we had 316,563 Australian dollars ($244,014 based upon the exchange rate between the United States dollar and the Australian dollar as of December 31, 2020) outstanding on the AUD Term Loan. The interest rate in effect under the AUD Term Loan was 4.0% and 3.9% as of December 31, 2021 and 2020, respectively.
OUTSTANDING BORROWINGS AU$307,813
4.0% Interest rate
As of December 31, 2021
D. UK BILATERAL REVOLVING CREDIT FACILITY

IM UK and Iron Mountain (UK) Data Centre Limited has a 140,000 British pounds sterling Revolving Credit Facility (the “UK Bilateral Facility”) with Barclays Bank PLC. The maximum amount permitted to be borrowed under the UK Bilateral Facility is 140,000 British pounds sterling, and we have the option to request additional commitments of up to 125,000 British pounds sterling, subject to the conditions specified in the UK Bilateral Facility. The UK Bilateral Facility is fully drawn. The UK Bilateral Facility is secured by certain properties in the United Kingdom. IMI and the Guarantors guarantee all obligations under the UK Bilateral Facility.

On May 25, 2021, Iron Mountain (UK) PLC and Iron Mountain (UK) Data Centre Limited (collectively, the "UK Borrowers") entered into an amendment to the UK Bilateral Facility with Barclays Bank PLC to (i) modify the interest rate from LIBOR plus 2.25% to LIBOR plus 2.0% (with flexibility built in for the expected transition away from LIBOR) and (ii) add an additional option to extend the maturity date by one year. After this amendment, the UK Bilateral Facility contains two one-year options that allow us to extend the maturity date beyond the September 23, 2022 expiration date, subject to certain conditions specified in the UK Bilateral Facility, including the lender's consent. On September 23, 2021, the UK Borrowers executed the one-year option to extend the maturity date to September 24, 2023.The interest rate in effect under the UK Bilateral Facility was 2.1% and 2.3% as of December 31, 2021 and 2020, respectively.
MAXIMUM AMOUNT £140,000 OPTIONAL ADDITIONAL COMMITMENTS £125,000 2.1% Interest rate

As of December 31, 2021

E. ACCOUNTS RECEIVABLE SECURITIZATION PROGRAM
We participate in an accounts receivable securitization program (the “Accounts Receivable Securitization Program”) involving several of our wholly owned subsidiaries and certain financial institutions. Under the Accounts Receivable Securitization Program, certain of our subsidiaries sell substantially all of their United States accounts receivable balances to our wholly owned special purpose entities, Iron Mountain Receivables QRS, LLC and Iron Mountain Receivables TRS, LLC (the “Accounts Receivable Securitization Special Purpose Subsidiaries”). The Accounts Receivable Securitization Special Purpose Subsidiaries use the accounts receivable balances to collateralize loans obtained from certain financial institutions. The Accounts Receivable Securitization Special Purpose Subsidiaries are consolidated subsidiaries of IMI. The Accounts Receivable Securitization Program is accounted for as a collateralized financing activity, rather than a sale of assets, and therefore: (i) accounts receivable balances pledged as collateral are presented as assets and borrowings are presented as liabilities on our Consolidated Balance Sheets, (ii) our Consolidated Statements of Operations reflect the associated charges for bad debt expense related to pledged accounts receivable (a component of selling, general and administrative expenses) and reductions to revenue due to billing and service related credit memos issued to customers and related reserves, as well as interest expense associated with the collateralized borrowings and (iii) receipts from customers related to the underlying accounts receivable are reflected as operating cash flows and borrowings and repayments under the collateralized loans are reflected as financing cash flows within our Consolidated Statements of Cash Flows. IMIM retains the responsibility of servicing the accounts receivable balances pledged as collateral for the Accounts Receivable Securitization Program and IMI provides a performance guaranty. The maximum availability allowed is limited by eligible accounts receivable, as defined under the terms of the Accounts Receivable Securitization Program.

On June 28, 2021, we entered into an amendment to the Accounts Receivable Securitization Program to extend the maturity date from July 30, 2021 to July 1, 2023, at which point all obligations become due. The interest rate under the amended Accounts Receivable Securitization Program is LIBOR plus 1.0%. The full amount outstanding under the Accounts Receivable Securitization Program is classified within current portion of long-term debt at December 31, 2020 in our Condensed Consolidated Balance Sheets. There were no other changes to the terms of the Accounts Receivable Securitization Program.
MAXIMUM AMOUNT $300,000
OUTSTANDING BORROWINGS $0 N/A Interest rate As of December 31, 2021

F. CASH POOLING
Certain of our subsidiaries participate in cash pooling arrangements (the “Cash Pools”) to help manage global liquidity requirements. Under the Cash Pools, cash deposited by participating subsidiaries with certain financial institutions are pledged as security against the debit balances of other participating subsidiaries, and legal rights of offset are provided and, therefore, amounts are presented in our Consolidated Balance Sheets on a net basis. Each subsidiary receives interest on the cash balances held on deposit or pays interest on its debit balances based on an applicable rate as defined in the Cash Pools.
We utilize two separate Cash Pools with Bank Mendes Gans (“BMG”), an independently operated wholly owned subsidiary of ING Group, one of which we utilize to manage global liquidity requirements for our qualified REIT subsidiaries (the “BMG QRS Cash Pool”) and the other for our taxable REIT subsidiaries (the “BMG TRS Cash Pool”). We have executed overdraft facility agreements for the BMG QRS Cash Pool and BMG TRS Cash Pool, each in an amount not to exceed $10,000. Each overdraft facility permits us to cover a temporary net debit position in the applicable pool.
During the third quarter of 2021, certain of our subsidiaries in the Asia Pacific region began to participate in two cash pooling arrangements with JP Morgan Chase Bank, N.A. (“JPM”), one of which we utilize to manage global liquidity requirements for our QRSs in the Asia Pacific region (the “JPM QRS Cash Pool") and the other for our TRSs in the Asia Pacific region (the "JPM TRS Cash Pool") (collectively, the “JPM Cash Pools”). We have executed overdraft facility agreements for the JPM QRS Cash Pool and the JPM TRS Cash Pool in amounts not to exceed $12,000 and $10,000, respectively. Each overdraft facility permits us to cover a temporary net debit position in the applicable pool.
The approximate amount of the net cash position, gross position and outstanding debit balances for each of our cash pools as of December 31, 2021 and 2020 were as follows:

	DECEMBER 31, 2021			DECEMBER 31, 2020
	GROSS CASH POSITION	OUTSTANDING DEBIT BALANCES	NET CASH POSITION	GROSS CASH POSITION	OUTSTANDING DEBIT BALANCES	NET CASH POSITION
BMG QRS Cash Pool	$552,900	$(552,100)	$800	$448,700	$(447,400)	$1,300
BMG TRS Cash Pool	606,000	(603,900)	2,100	555,500	(553,500)	2,000
JPM QRS Cash Pool	9,400	(9,200)	200	—	—	—
JPM TRS Cash Pool	12,000	(9,900)	2,100	—	—	—
The net cash position balances as of December 31, 2021 and 2020 are reflected as Cash and cash equivalents in our Consolidated Balance Sheets.
G. LETTERS OF CREDIT
As of December 31, 2021, we had outstanding letters of credit totaling $36,480, of which $3,039 reduce our borrowing capacity under the Revolving Credit Facility (as described above). The letters of credit expire at various dates between January 2022 and March 2025.
H. DEBT COVENANTS
The Credit Agreement, our bond indentures and other agreements governing our indebtedness contain certain restrictive financial and operating covenants, including covenants that restrict our ability to complete acquisitions, pay cash dividends, incur indebtedness, make investments, sell assets and take other specified corporate actions. The covenants do not contain a rating trigger. Therefore, a change in our debt rating would not trigger a default under the Credit Agreement, our bond indentures or other agreements governing our indebtedness. The Credit Agreement requires that we satisfy a fixed charge coverage ratio, a net total lease adjusted leverage ratio and a net secured debt lease adjusted leverage ratio on a quarterly basis and our bond indentures require that, among other things, we satisfy a leverage ratio (not lease adjusted) or a fixed charge coverage ratio (not lease adjusted), as a condition to taking actions such as paying dividends and incurring indebtedness.
The Credit Agreement uses EBITDAR-based calculations and the bond indentures use EBITDA-based calculations as the primary measures of financial performance for purposes of calculating leverage and fixed charge coverage ratios. The bond indenture EBITDA-based calculations include our consolidated subsidiaries, other than those we have designated as “Unrestricted Subsidiaries” as defined in the bond indentures. Generally, the Credit Agreement and the bond indentures use a trailing four fiscal quarter basis for purposes of the relevant calculations and require certain adjustments and exclusions for purposes of those calculations, which make the calculation of financial performance for purposes of those calculations under the Credit Agreement and bond indentures not directly comparable to Adjusted EBITDA as presented herein. We are in compliance with our leverage and fixed charge coverage ratios under the Credit Agreement, our bond indentures and other agreements governing our indebtedness as of December 31, 2021 and 2020. Noncompliance with these leverage and fixed charge coverage ratios would have a material adverse effect on our financial condition.
I. MATURITIES OF LONG-TERM DEBT (GROSS OF DISCOUNTS) ARE AS FOLLOWS:

YEAR	AMOUNT
2022	$310,432
2023	445,318
2024	42,716
2025	569,806
2026	717,368
Thereafter	7,280,062
9,365,702
Net Discounts	(1,251)
Net Deferred Financing Costs	(92,510)
Total Long-term Debt (including current portion)	$9,271,941